Rule 497
                                                             File No. 333-140895



                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

                  FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND
                                  (the "Fund")

              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 2, 2013

                             DATED JANUARY 3, 2014

      In the "Summary Information -- First Trust Small Cap Value AlphaDEX(R) Fund -- Average Annual Total Returns for the Periods Ended December 31, 2012" section, the reference to the "S&P SmallCap 600(R) Growth Index" is replaced with "S&P SmallCap 600(R) Value Index."

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE